SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Summary Of Significant Accounting Policies Tables
Estimated useful life of the related assets
Furniture and fixtures	5 years
Machinery and equipment	5 years
Software and hardware	5 years

Summary of derivative liabilities

Our derivative liabilities are measured at fair value on a recurring basis and estimated as follows:

January 31, 2017	Total	Level 1	Level 2	Level 3

Derivative liabilities	$48,062	$-	$-	$48,062

April 30, 2016	Total	Level 1	Level 2	Level 3

Derivative liabilities	$395,619	$-	$-	$395,619

	Total	Level 1	Level 2	Level 3

Derivative liability	$395,619	$-	$-	$395,619